Equity - Reserves and Retained Earnings - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reserves within equity [line items]
Conversion of Convertible Notes	$ 4,517,837	$ 26,415,084
Transfer to accumulated losses on conversion of Convertible Notes	(4,012,560)	(24,075,358)
Convertible notes at fair value	$ 505,277	$ 2,339,737